CONDENSED BALANCE SHEET (Unaudited) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Assets, Current [Abstract]
Cash and cash equivalents	$ 289,708	$ 0
Prepaid expenses and other current asset	628,181	0
Due from Sponsor	395,000	0
Total Current Assets	1,312,889	0
Deferred offering costs	0	165,778
Cash and marketable securities held in Trust Account	253,025,092	0
Total Assets	254,337,981	165,778
Current liabilities
Accounts payable and accrued expenses	111,259	0
Accrued offering costs	324,400	140,778
Promissory note - related party	0	5,000
Total Current Liabilities	435,659	145,778
Warrant Liabilities	31,790,225	0
Deferred underwriting fee payable	8,855,000	0
Total Liabilities	41,080,884	145,778
Commitments
Class A ordinary shares subject to possible redemption, 20,823,644 and no shares at redemption value as of June 30, 2021 and December 31, 2020, respectively	208,257,092	0
Shareholders’ Equity
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding as of June 30, 2021 and December 30, 2020		0
Additional paid-in capital	7,623,373	24,367
Accumulated deficit	(2,624,449)	(5,000)
Total Shareholders’ Equity	5,000,005	20,000
Total Liabilities and Shareholders’ Equity	254,337,981	165,778
Class A ordinary shares
Shareholders’ Equity
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding as of June 30, 2021 and December 30, 2020	0	0
Class A ordinary shares, $0.0001 par value; 500,000,000 shares authorized; 4,476,356 (excluding 20,823,644 and no shares subject to possible redemption) and no shares issued and outstanding at June 30, 2021 and December 31, 2020, respectively	448	0
Class B ordinary shares, $0.0001 par value; 50,000,000 shares authorized; 6,325,000 shares issued and outstanding as of June 30, 2021 and December 31, 2020	448	0
Class B ordinary shares
Shareholders’ Equity
Class A ordinary shares, $0.0001 par value; 500,000,000 shares authorized; 4,476,356 (excluding 20,823,644 and no shares subject to possible redemption) and no shares issued and outstanding at June 30, 2021 and December 31, 2020, respectively	633	633	[1]
Class B ordinary shares, $0.0001 par value; 50,000,000 shares authorized; 6,325,000 shares issued and outstanding as of June 30, 2021 and December 31, 2020	$ 633	$ 633	[1]

[1]	Included an aggregate of up to 825,000 Class B ordinary shares that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised. On January 14, 2021, the Company effected a share capitalization of 575,000 shares and, as a result, there are 6,325,000 founder shares issued and outstanding. All share and per share amounts have been retroactively restated to reflect the share capitalization (see Note 3).